Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial results [Abstract]
Finance income	$ 14,263,669	$ 3,451,143	$ 13,117,641
Finance costs	(35,660,493)	(28,714,063)	(27,720,203)
Foreign currency exchange differences	(10,149,345)	2,551,823	(9,054,155)
Result as per adjustment units	$ 2,529,298	$ (429,198)	$ (8,255,001)